Taxation - Summary of Tax Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Current tax	£ (382)	£ (297)	£ (439)
Deferred tax	44	5	374
Tax expense	(338)	(292)	(65)
United Kingdom [member]
Current tax
Current tax	(141)	(71)	(104)
Rest of world [member]
Current tax
Current tax	£ (241)	£ (226)	£ (335)